10. Accounts Receivable Related to the Concession	12 Months Ended
Dec. 31, 2017
Accounts Receivable Related To Concession
Accounts Receivable Related to the Concession

	12.31.2017	12.31.2016
Distribution concession agreement (10.1)	684,206	614,806
Bonus from the grant of concession agreements under the quota system (10.2)	606,479	586,706
Transmission concession agreements (10.3)	1,497,399	1,342,055
Remeasurement of RBSE financial assets (10.4)	1,418,370	1,186,985
Concession agreement - gas distribution (10.5)	303,668	83,378
	4,510,122	3,813,930
Current	149,744	65,595
Noncurrent	4,360,378	3,748,335

 10.1    Distribution concession agreement

Balance as of January 1, 2016	424,140
Transfers from intangible assets (Note 20.1)	58,970
Transfers from investments	12
Fair value recognition	131,738
Loss on disposal	(54)
Balance as of December 31, 2016	614,806
Donations and grants received	76
Transfers from intangible assets (Note 20.1)	56,853
Transfers to other receivables (assets held for disposal)	(3,711)
Fair value recognition	16,199
Loss on disposal	(17)
Balance as of December 31, 2017	684,206

On December 9, 2015, the Company signed the Fifth Amendment to Concession Agreement No. 46/1999, extending the concession period to July 7, 2045, in accordance with the Decision of the Ministry of Mines and Energy of November 9, 2015, based on Law No. 12,783/2013, Decree No. 7,805/2012 and Decree No. 8,461/2015.

Accounts Receivable Related to the Concession are measured at fair value and their collection is assured by the Granting Authority through an indemnity upon the reversal of these assets at the end of the concession period.

As a result of the positive result of the tariff review, the amount of R$104,239 was recognized in 2016, and in 2017 the amount of R$785 (complementarily to the report of the 4th Cycle) which, in addition to the application of the IPCA on the armored base, starting 2016 allowed the recognition of fair value of R$131,738 in 2016 and R$16,199 in 2017.

10.2    Bonus from the grant of concession agreements under the quota system

Total
Balance as of January 1, 2016	-
Bonus from the grant recognition	574,827
Transfers to electricity grid use charges - customers	(84,904)
Interest (Note 32.2)	96,783
Balance as of December 31, 2016	586,706
Transfers to electricity grid use charges - customers	(62,387)
Interest (Note 32.2)	82,160
Balance as of December 31, 2017	606,479

On January 5, 2016, Copel GeT entered into a 30-year concession agreement of HPP GPS, in accordance with Law No. 12,783/2013, with payment of the Bonus from the Grant - BO to the Granting Authority, amounting to R$574,827, as per ANEEL Invitation to Bid 12/2015.

The electric energy in 2016 was fully sold to the Regulated Contracting Environment - ACR under the Assured Power Quota System - CGF or “quota regime” and, as from 2017 to the end of the concession, in the proportion of 70% of the power on the ACR and 30% on the free environment - ACL.

The amount of the bonus for the grant was recognized as a financial asset due to the Copel GeT’s unconditional right to receive the amount paid with inflation adjustment based on IPCA and interest during the concession period.

10.3    Transmission concession agreement

Balance as of January 1, 2016	929,835
Transfers to electricity grid use charges - customers	(53,851)
Transfers to property, plant and equipment	(5,066)
Transfers to intangible	(150)
Transfers from recognition of RBSE appraisal report adjustment (10.4)	(61,760)
Remuneration	98,780
Reversal of estimated losses	29,025
Construction income	405,242
Balance as of December 31, 2016	1,342,055
Transfers to electricity grid use charges - customers	(81,497)
Transfers to property, plant and equipment	(29,264)
Remuneration	129,769
Construction income	136,336
Balance as of December 31, 2017	1,497,399

10.4    Remeasurement of RBSE assets

Balance as of January 1, 2016	-
Gain on remeasurement of the cash flow from the RBSE assets (Note 32.3)	809,639
Transfer from accounts receivable related to the concession compensation (Note 11)	160,217
Transfers from property, plant and equipment	155,369
Transfers from recognition of RBSE appraisal report adjustment (10.3)	61,760
Balance as of December 31, 2016	1,186,985
Gain on the cash flow from the RBSE assets (Note 32.3)	178,141
Increase in the estimated amount due to the approval of the report on RBSE assets (Note 32.3)	183,015
Transfers to electricity grid use charges - customers	(129,771)
Balance as of December 31, 2017	1,418,370

Copel GeT extended the concession agreement 060/2001, pursuant to Law No. 12,783/2013, and recognized receivables related to the electricity transmission assets of the Existing Basic Network System (RBSE) and the connecting facilities and Other Transmission Facilities (RPC) existing in May 2000 and not yet depreciated or amortized.

On April 20, 2016, MME Ordinance No. 120 was published, determining that the amounts of assets not yet depreciated and/or amortized, shall comprise the Regulatory Remuneration Base (BRR) for electricity transmission concessionaires as of the 2017 tariff review process, in order to define the Annual Permitted Revenue (APR). The Ordinance addressed issues related to updating, remunerating and period for receiving the amounts, which are regulated by ANEEL Normative Resolution No. 762/2017, by means of Public Hearing 068/2016.

On April 12, 2017, ANEEL issued Technical Note No. 61/2017 - SFF, which concluded the audit of the assets appraisal report and recognized the amount of R$667,637 as the net value of the assets at December 31, 2012. ANEEL’s board approved the inspection results on May 9, 2017, with a disallowance of R$214,663 in relation to the amount originally requested of R$882,300, the main disallowance is related to assets of Substation SF6 of Salto Caxias.

Moreover, on June 27, 2017 ANEEL published Resolution No. 2,258 establishing the Annual Permitted Revenue (RAP), for the 2017/2018 tariff cycle, considering a court decision on the injunction of April 11, 2017 related to a lawsuit filed by three business associations, which determines the deduction of the “compensation”, provided for in article 15, paragraph 2 of Law 12,783/2013.

The compensation being challenged in court, related to the cost of equity calculated for the RBSE assets from January 2013 to June 2017 temporarily reduced the RAP of this cycle from R$132,993 to R$121,267, and the amount deducted from the RAP by ANEEL in the eight tariff cycles is R$201,795.

Based on the opinion of its legal counsel, the Company understands that this is a provisional decision and is not against Copel GeT’s right to receive the amounts related to RSBE assets, which are guaranteed by Law. Therefore, the receivables related to the compensation by the cost of equity considered in the receipt flow of this asset are recorded in noncurrent assets.

The remeasurement of RBSE asset base at December 31, 2017 totals R$1,418,370, already considering the amortization for the RAP received, and the changes in the periods were recognized in operating income.

10.5    Concession agreement - gas distribution

Balance as of January 1, 2016	13,638
Transfer from intangible assets	68,737
Fair value recognition	1,003
Balance as of December 31, 2016	83,378
Reclassified from intangible assets (2.1.1)	154,800
Transfer from intangible assets	24,609
Fair value recognition	40,881
Balance as of December 31, 2017	303,668